Expense Example	Dec. 15, 2025 USD ($)
Twin Oak Enhanced Equity ETF | Twin Oak Enhanced Equity ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 102
Expense Example, with Redemption, 3 Years	318
Twin Oak Enhanced Fixed Income ETF | Twin Oak Enhanced Fixed Income ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	25
Expense Example, with Redemption, 3 Years	132
Twin Oak Global Equity ETF | Twin Oak Global Equity ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	78
Expense Example, with Redemption, 3 Years	243
Twin Oak Strategic Solutions ETF | Twin Oak Strategic Solutions ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	78
Expense Example, with Redemption, 3 Years	243
Twin Oak Hedged Opportunities ETF | Twin Oak Hedged Opportunities ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	$ 269